File No. 33-61727

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 2

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

      THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1, AMERICAN
 TECHNOLOGY GROWTH TRUST, SERIES 1, AMERICAN TECHNOLOGY GROWTH &
               TREASURY SECURITIES TRUST, SERIES 2
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  December 31, 1997
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

     Pursuant to Rule 24f-2 under the Investment Company  Act  of
1940,   the  issuer  has  registered  an  indefinite  amount   of
securities.   A 24f-2 Notice for the offering was last  filed  on
October 10, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
            AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1
                               1,370,996 UNITS


PROSPECTUS
Part One
Dated December 26, 1997

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The American Financial Institutions Growth Trust, Series 1 (the "Trust") is a Unit investment trust consisting of a portfolio of common stocks issued by national and regional financial institutions which are incorporated or headquartered in the United States. At November 17, 1997, each Unit represented a 1/1,370,996 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital accounts of the Trust, divided by the number of Units outstanding, plus a sales charge of 3.9% of the Public Offering Price (4.058% of the amount invested, excluding income and principal cash). At November 17, 1997, the Public Offering Price per Unit was $20.4107 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
            AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 17, 1997
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                     Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                    1,370,996
Fractional Undivided Interest in the Trust per Unit              1/1,370,996
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                 $26,773,287
  Aggregate Value of Securities per Unit                            $19.5283
  Income and Principal cash in the Portfolio                        $123,260
  Income and Principal cash per Unit                                  $.0899
  Sales Charge 4.058% (3.9% of Public Offering Price,
    excluding income and principal cash)                              $.7925
  Public Offering Price per Unit                                    $20.4107
Redemption Price and Sponsor's Repurchase Price per Unit
  ($.7925 less than the Public Offering Price per Unit)             $19.6182

Date Trust Established                                     September 7, 1995
Mandatory Termination Date                                   October 1, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an                          Maximum of $.0035 per
  affiliate of the Sponsor                         Unit outstanding annually
Bookkeeping and administrative expenses                Maximum of $.0010 per
  payable to the Sponsor                           Unit outstanding annually
Annual amortization of organization costs                    $6,869 annually

Trustee's Annual Fee:  $.0094 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each March, June, September and December.
Income Distribution Date:  Last day of each March, June, September and
December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon tendering Units for redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 123,
American Financial Institutions
Growth Trust, Series 1

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 123, American Financial Institutions Growth Trust, Series 1 as of August 31, 1997, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, September 7, 1995, to August 31, 1996. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 123, American Financial Institutions Growth Trust, Series 1 at August 31, 1997, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, September 7, 1995, to August 31, 1996, in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
December 5, 1997

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
            AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 1997


                                    ASSETS

Equity securities, at market value
  (cost $13,604,204)(Note 1)                                     $25,373,314
Cash                                                                 287,083
Dividends receivable                                                  25,316
Unamortized deferred organization costs                               20,721
Receivable from investment transactions                               21,579
                                                                 ___________
                                                                  25,728,013

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                   17,445
Unit redemptions payable                                              21,731
                                                                 ___________
                                                                      39,176
                                                                 ___________

Net assets, applicable to 1,422,108 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                     $13,604,204
  Net unrealized appreciation (Note 2)               11,769,110
  Distributable funds                                   315,523
                                                    ___________

                                                                 $25,688,837
                                                                 ===========

Net asset value per unit                                            $18.0639
                                                                 ===========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
            AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1

                     PORTFOLIO - See notes to portfolio.

                               August 31, 1997


   Number of                                                          Market
     Shares         Name of Issuer of Equity Securities               Value

                    National

   16,400 (1)       BankAmerica Corporation                         $1,079,333
    7,005           Citicorp, Inc.                                     894,013
   29,261 (2)       MBNA Corporation                                 1,124,734

                    Northeast

   48,747 (3)       North Fork Bancorporation, Inc.                  1,215,653
    7,990           Republic New York Corporation                      855,433
   12,598           Summit Bancorp. Inc.                               748,006

                    Midwest

   14,770           Banc One Corporation                               792,041
   16,522 (4)       Charter One Financial, Inc.                        898,384
   27,365 (5)       First Financial Corporation                        882,521
   15,378 (2)       First of America Bank Corporation                  791,967
   14,684           KeyCorp.                                           890,218
   17,162 (6)       Mercantile Bancorporation                        1,183,114
    8,720           Mississippi Valley Bancshares, Inc.                425,100
   15,484           National City Corporation                          874,846
   16,432 (7)       NationsBank Corporation                            975,650
   15,074           Norwest Corporation                                865,820
   16,523           TCF Financial Corporation                          880,891

                    Southeast

   15,674 (1)       Barnett Banks, Inc.                              1,067,791
   17,306           First Tennessee National Corporation               921,544
   10,550           First Virginia Banks, Inc.                         718,719
   23,083 (1)       Regions Financial Corporation                      790,593
   17,348           Southtrust Corporation                             776,323
   35,557 (8)       Union Planters Corporation                       1,822,296


             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
            AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1

               PORTFOLIO (continued) - See notes to portfolio.

                               August 31, 1997


   Number of                                                          Market
     Shares         Name of Issuer of Equity Securities               Value

                    Southwest

   14,295           Southwest Bancorp, Inc.                           $300,195

                    West

   30,779           City National Corporation                          859,904
   30,758 (1)       First Security Corporation                         868,914
   18,099           Washington Mutual, Inc.                          1,083,678
    3,090           Wells Fargo & Co.                                  785,633
                                                                   ___________

                    Total investments                              $25,373,314
                                                                   ===========

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
            AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1

                              NOTES TO PORTFOLIO

                               August 31, 1997



(1)   The number of shares includes the effect of a two for one stock split.

(2)   The number of shares includes the effect of a three for two stock split

(3) In January 1997 North Side Savings Bank (North Side), one of the Trust's original holdings, was acquired by North Fork Bancorporation, Inc. (North Fork). Each shareholder of the North Side received 1.556 shares of North Fork for each share of North Side held. Subsequent to the acquisition, North Fork effected a two for one stock split.

(4)   The number of shares reflects the effect of a 5% stock dividend.

(5)   The number of shares reflects the effect of a five for four stock split.

(6) In July 1997 Roosevelt Financial Group, Inc. (Roosevelt), one of the Trust's original holdings, was acquired by Mercantile Bancorporation (Mercantile), which was also one of the Trust's original holdings. Each shareholder of Roosevelt received .4211 shares of Mercantile for each share of Roosevelt held.

(7) In January 1997 Boatmen's Bancshares, Inc. (Boatmen's), one of the Trust's original holdings, was acquired by NationsBank Corporation (NationsBank). Each shareholder of Boatmen's received .6525 shares of NationsBank for each share of Boatmen's held. Subsequent to the acquisition, NationsBank effected a two for one stock split.

(8) In October 1996 Leader Financial Corporation (Leader), one of the Trust's original holdings, was acquired by Union Planters Corporation (Union Planters), which was also one of the Trust's original holdings. Each shareholder of Leader received 1.525 shares of Union Planters for each share of Leader held.



               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
            AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1

                           STATEMENTS OF OPERATIONS


                                                                      Period
                                                                     from the
                                                                  Initial Date
                                                                   of Deposit,
                                                                     Sept. 7,
                                                                     1995, to
                                                 Year ended          Aug. 31,
                                               Aug. 31, 1997           1996


Dividend income                                     $608,110          657,611

Expenses:
  Trustee's fees and related expenses               (24,098)         (23,084)
  Evaluator's fees                                   (5,190)          (6,076)
  Supervisory fees                                   (6,866)          (7,429)
  Administrative fees                                (1,962)          (2,123)
  Amortization of organization costs                 (6,869)          (6,756)
                                                 ____________________________
  Total expenses                                    (44,985)         (45,468)
                                                 ____________________________
    Investment income - net                          563,125          612,143

Net gain (loss) on investments:
  Net realized gain (loss)                         2,696,242          592,599
  Change in net unrealized appreciation
    or depreciation                                7,764,488        4,004,622
                                                 ____________________________
                                                  10,460,730        4,597,221
                                                 ____________________________
Net increase in net assets resulting from
  operations                                     $11,023,855        5,209,364
                                                 ============================


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
            AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                     Period
                                                                    from the
                                                                 Initial Date
                                                                  of Deposit,
                                                                    Sept. 7,
                                                                    1995, to
                                                 Year ended         Aug. 31,
                                               Aug. 31, 1997          1996


Net increase in net assets resulting from
    operations:
  Investment income - net                           $563,125          612,143
  Net realized gain (loss) on investments          2,696,242          592,599
  Change in net unrealized appreciation or
    depreciation on investments                    7,764,488        4,004,622
                                                 ____________________________
                                                  11,023,855        5,209,364

Units issued (2,285,000 in 1996)                           -       21,970,554
Units redeemed (567,892 and 310,000 in
  1997 and 1996, respectively)                    (8,171,510)      (3,500,253)

Distributions to unit holders:
  Investment income - net                           (546,176)        (438,495)
  Principal from investment transactions                   -                -
                                                 ____________________________
                                                    (546,176)        (438,495)
                                                 ____________________________
Total increase (decrease) in net assets            2,306,169       23,241,170

Net assets:
  At the beginning of the period
    (representing 1,990,000 units
    and 15,000 units outstanding at
    August 31, 1996 and September 7,
    1995, respectively)                           23,382,668          141,498
                                                 ____________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $315,523 and $126,563
    at August 31, 1997 and 1996,
    respectively)                                $25,688,837      $23,382,668
                                                 ============================

Trust units outstanding at the end of
  the period                                       1,422,108        1,990,000



               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
            AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors, L.P., an affiliate of the Sponsor.

Investment income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the Trust's equity securities is based on the market value of such
securities on the dates the securities were deposited in the Trust.   The cost
of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $.0094 per annum per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization costs -

The Trust has paid a portion of the costs incurred to organize the Trust, including costs of preparing the registration statement, the trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio and the initial fees and expenses of the Trust. Such costs, totaling $34,346, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at August 31, 1997 follows:

               Unrealized appreciation                          $11,769,110
               Unrealized depreciation                                    -
                                                                ___________

                                                                $11,769,110
                                                                ===========


3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

Distributions to unit holders -

Income distributions to unit holders are made quarterly on the last day of each March, June, September and December to unit holders of record on the fifteenth day of each March, June, September and December, respectively. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, principal distributions, if any, are made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                      Period
                                                                     from the
                                                                  Initial Date
                                                                   of Deposit,
                                                                     Sept. 7,
                                                                     1995, to
                                                       Year ended    Aug. 31,
                                                     Aug. 31, 1997     1996

Dividend income                                         $.3611         .3260
Expenses                                                (.0267)       (.0225)
                                                      ______________________
    Investment income - net                              .3344         .3035

Distributions to unit holders:
  Investment income - net                               (.3156)       (.2014)
  Principal from investment transactions                     -             -

Net gain (loss) on investments                          6.2950        2.2148
                                                      ______________________
    Total increase (decrease) in net assets             6.3138        2.3169

Net assets:
  Beginning of the period                              11.7501        9.4332
                                                      ______________________

  End of the period                                   $18.0639       11.7501
                                                      ======================


Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during the periods (1,684,122 and 2,017,063 units in 1997 and 1996, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.0648 per unit to 1,990,000 units on September 30, 1996, approximately $.0882 per unit to 1,806,232 units on December 31, 1996, approximately $.0918 per unit to 1,666,846 units on March 31, 1997, approximately $.0708 per unit to 1,481,370 units on June 30, 1997, approximately $.0522 per unit to 2,115,000 units on December 29, 1995, approximately $.0749 per unit to 2,285,000 units on March 31, 1996 and approximately $.0743 per unit to 2,115,000 units on June 30, 1996. The Net gain (loss) on investments per unit during the period ended August 31, 1996 includes the effects of changes arising from issuance of 2,285,000 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,000 units ($9.4332 per unit) on September 7, 1995.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
            AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1
                               4,045,125 UNITS


PROSPECTUS
Part One
Dated December 26, 1997

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The American Technology Growth Trust, Series 1 (the "Trust") is a Unit investment trust consisting of a portfolio of common stocks issued by companies in the computer and technology industry. At November 17, 1997, each Unit represented a 1/4,045,125 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital accounts of the Trust, divided by the number of Units outstanding, plus a sales charge of 3.9% of the Public Offering Price (4.058% of the amount invested, excluding income and principal cash). At November 17, 1997, the Public Offering Price per Unit was $17.2433 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 17, 1997
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                     Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                    4,045,125
Fractional Undivided Interest in the Trust per Unit              1/4,045,125
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                 $67,110,923
  Aggregate Value of Securities per Unit                            $16.5906
  Income and Principal cash (overdraft) in the Portfolio            $(83,300)
  Income and Principal cash (overdraft) per Unit                     $(.0206)
  Sales Charge 4.058% (3.9% of Public Offering Price,
    excluding income and principal cash)                              $.6733
  Public Offering Price per Unit                                    $17.2433
Redemption Price and Sponsor's Repurchase Price per Unit
  ($.6733 less than the Public Offering Price per Unit)             $16.5700

Date Trust Established                                     September 7, 1995
Mandatory Termination Date                                   October 1, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an                          Maximum of $.0035 per
  affiliate of the Sponsor                         Unit outstanding annually
Bookkeeping and administrative expenses                Maximum of $.0010 per
  payable to the Sponsor                           Unit outstanding annually
Annual amortization of organization costs                    $5,965 annually

Trustee's Annual Fee:  $.0095 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date:  Fifteenth day of each December.
Income Distribution Date:  Last day of each December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon tendering Units for redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 123,
American Technology Growth Trust, Series 1

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 123, American Technology Growth Trust, Series 1 as of August 31, 1997, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, September 7, 1995, to August 31, 1996. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 123, American Technology Growth Trust, Series 1 at August 31, 1997, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, September 7, 1995, to August 31, 1996, in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
December 5, 1997

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 1997


                                    ASSETS

Equity securities, at market value
  (cost $35,519,056)(Note 1)                                     $73,656,554
Receivable from investment transactions                              147,471
Dividends receivable                                                   6,390
Unamortized deferred organization costs                               17,993
                                                                 ___________
                                                                  73,828,408

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                   40,656
Cash overdraft                                                        40,789
Unit redemptions payable                                             146,983
                                                                 ___________
                                                                     228,428
                                                                 ___________

Net assets, applicable to 4,187,427 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                     $35,519,056
  Net unrealized appreciation (Note 2)               38,137,498
  Distributable funds (deficit)                        (56,574)
                                                    ___________

                                                                 $73,599,980
                                                                 ===========

Net asset value per unit                                            $17.5764
                                                                 ===========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

                     PORTFOLIO - See notes to portfolio.

                               August 31, 1997


   Number of                                                         Market
     Shares         Name of Issuer of Equity Securities              Value

                    Computer networking

     33,075         3Com Corporation                                $1,651,699
     46,571 (1)     Cabletron Systems, Inc.                          1,408,773
     37,827         Cisco Systems, Inc.                              2,851,210

                    Desktop computers and file servers

     66,853 (2)     Compaq Computer Corporation                      4,378,872
    128,728 (3)     Dell Computer Corporation                       10,563,806
     30,501         Silicon Graphics, Inc.                             836,886
     89,769 (1)     Sun Microsystems, Inc.                           4,308,912

                    Enterprise and client/server software

     59,057 (1)     BMC Software, Inc.                               3,726,626
     41,456         Computer Associates International, Inc.          2,772,370
     67,988 (4)     Oracle Systems Corporation                       2,592,042

                    Enterprise computers

     30,696         Hewlett-Packard Company                          1,882,064
     24,898 (1)     International Business Machines Corporation      2,511,586

                    Information highway equipment

     21,912         DSC Communications Corporation                     638,187
        225 (5)     Netscape Communications, Inc.                        8,958

                    Personal productivity software

     22,524 (5)     Adobe Systems, Inc.                                886,883
     27,777 (1)     Microsoft Corporation                            3,671,786

                    Semiconductor equipment

     23,499         Applied Materials, Inc.                          2,217,718
     19,877         Lam Research Corporation                         1,123,050
     15,488         Novellus Systems, Inc.                           1,775,312
     29,294         Ultratech Stepper, Inc.                            842,203


             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

               PORTFOLIO (continued) - See notes to portfolio.

                               August 31, 1997


   Number of                                                         Market
     Shares         Name of Issuer of Equity Securities              Value

                    Semiconductors

     58,485 (1)     Adaptec, Inc.                                   $2,807,280
     35,174         Advanced Micro Devices, Inc.                     1,316,844
     38,840         Atmel Corporation                                1,373,965
     40,986 (1)     Intel Corporation                                3,775,835
     30,387         Linear Technology Corporation                    1,992,263
     14,817         Micron Technology, Inc.                            660,290
     16,423         Motorola, Inc.                                   1,205,038
     15,877         Texas Instruments, Inc.                          1,804,024
     25,789         Xilinx, Inc.                                     1,224,977

                    Storage

     62,895         EMC Corporation                                  3,227,331
    103,236 (1)     Quantum Corporation                              3,619,764
                                                                   ___________

                    Total investments                              $73,656,554
                                                                   ===========

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

                              NOTES TO PORTFOLIO

                               August 31, 1997



(1)   The number of shares reflects the effect of a two for one stock split.

(2)   The number of shares reflects the effect of a five for two stock split.

(3) The number of shares reflects the effect of two two for one stock splits.

(4)   The number of shares reflects the effect of a three for two stock split.

(5) In July 1997, Adobe Systems, Inc. (Adobe) one of the Trust's original holdings, spun off Netscape Communications, Inc. (Netscape). Each shareholder of Adobe received .01 shares of Netscape for each share of Adobe held.

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

                           STATEMENTS OF OPERATIONS


                                                                     Period
                                                                    from the
                                                                 Initial Date
                                                                  of Deposit,
                                                                    Sept. 7,
                                                                    1995, to
                                                    Year ended      Aug. 31,
                                                  Aug. 31, 1997       1996


Dividend income                                       $90,503         $82,304
Expenses:
  Trustee's fees and related expenses                 (86,829)        (46,230)
  Evaluator's fees                                    (14,788)        (12,582)
  Supervisory fees                                    (20,704)        (15,222)
  Administrative fees                                  (5,915)         (4,386)
  Amortization of organization costs                   (5,965)         (5,867)
                                                  ___________________________
  Total expenses                                     (134,201)        (84,287)
                                                  ___________________________
    Investment income (loss) - net                    (43,698)         (1,983)

Net gain (loss) on investments:
  Net realized gain (loss)                          9,455,871               -
  Change in net unrealized appreciation
    or depreciation                                36,303,758       1,833,740
                                                  ___________________________
                                                   45,759,629       1,833,740
                                                  ___________________________
Net increase in net assets resulting from
  operations                                      $45,715,931      $1,831,757
                                                  ===========================


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                     Period
                                                                    from the
                                                                 Initial Date
                                                                  of Deposit,
                                                                    Sept. 7,
                                                                    1995, to
                                                    Year ended      Aug. 31,
                                                  Aug. 31, 1997       1996


Net increase in net assets resulting from
    operations:
  Investment income (loss) - net                      $(43,698)        (1,983)
  Net realized gain (loss) on investments            9,455,871              -
  Change in net unrealized appreciation or
    depreciation on investments                     36,303,758      1,833,740
                                                   __________________________
                                                    45,715,931      1,831,757

Units issued (7,067,500 in 1996)                             -     59,617,991
Unit redemptions (2,895,073 in 1997)               (33,706,093)             -
                                                   __________________________
Total increase (decrease) in net assets             12,009,838     61,449,748

Net assets:
  At the beginning of the period (representing
    7,082,500 units and 15,000 units outstanding
    at August 31, 1996 and September 7, 1995,
    respectively)                                   61,590,142        140,394
                                                   __________________________
  At the end of the period (including
    distributable funds (deficit) applicable
    to Trust units of $(56,574) and $(1,983)
    at August 31, 1997 and 1996, respectively)     $73,599,980     61,590,142
                                                   ==========================

Trust units outstanding at the end of the period     4,187,427      7,082,500



               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors, L.P., an affiliate of the Sponsor.

Investment income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the Trust's equity securities is based on the market value of such
securities on the dates the securities were deposited in the Trust.   The cost
of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $.0095 per annum per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization costs -

The Trust has paid a portion of the costs incurred to organize the Trust, including costs of preparing the registration statement, the trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio and the initial fees and expenses of the Trustee. Such costs, totaling $29,825, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at August 31, 1997 follows:

               Unrealized appreciation                          $38,663,190
               Unrealized depreciation                             (525,692)
                                                                ___________

                                                                $38,137,498
                                                                ===========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

Distributions to unit holders -

Income distributions to unit holders, if any, are made annually on the last day of each December to unit holders of record on the fifteenth day of each December. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, principal distributions, if any, are made in December of each year. The Trust made no distributions to unit holders during the year ended August 31, 1997 or the period ended August 31, 1996.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                 Period
                                                                from the
                                                             Initial Date
                                                              of Deposit,
                                                                Sept. 7,
                                                                1995, to
                                                 Year ended     Aug. 31,
                                               Aug. 31, 1997      1996

Dividend income                                    $.0174         .0197
Expenses                                           (.0259)       (.0202)
                                                 ______________________
    Investment income (loss) - net                 (.0085)       (.0005)

Distributions to unit holders:
  Investment income - net                               -             -
  Principal from investment transactions                -             -

Net gain (loss) on investments                     8.8888        (.6630)
                                                 ______________________
    Total increase (decrease) in net assets        8.8803        (.6635)

Net assets:
  Beginning of the period                          8.6961        9.3596
                                                 ______________________

  End of the period                              $17.5764        8.6961
                                                 ======================


Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted average number of units outstanding during the periods (5,189,185 and 4,176,813 units in 1997 and 1996, respectively). The Net gain (loss) on investments per unit during the period ended August 31, 1996 includes the effects of changes arising from issuance of 7,067,500 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,000 units ($9.3596 per unit) on September 7, 1995.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
       AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2
                               2,332,982 UNITS

PROSPECTUS
Part One
Dated December 26, 1997

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The American Technology Growth & Treasury Securities Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio of "zero coupon" U.S. Treasury bonds (Treasury Obligations) and common stocks issued by companies in the computer and technology industry. At November 17, 1997, each Unit represented a 1/2,332,982 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.5% of the Public Offering Price (4.712% of the net amount invested) excluding income and principal cash. At November 17, 1997, the Public Offering Price per Unit was $13.8505 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR THE HAS COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
       AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 18, 1997
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                     Trustee:  The Chase Manhattan Bank

GENERAL INFORMATION

Aggregate Maturity Value of Treasury Obligations
  in the Trust                                                    $23,330,000
Number of Units                                                     2,332,982
Fractional Undivided Interest in the Trust per Unit               1/2,332,982
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                  $30,947,618
  Aggregate Value of Securities per Unit                             $13.2653
  Income and Principal cash (overdraft) in the Portfolio             $(93,028)
  Income and Principal cash (overdraft) per Unit                      $(.0399)
  Sales Charge 4.712% (4.5% of Public Offering Price,
    excluding income and principal cash)                               $.6251
  Public Offering Price per Unit                                     $13.8505
Redemption Price and Sponsor's Repurchase Price per Unit
  ($.6251 less than the Public Offering Price per Unit)              $13.2254

Date Trust Established                                       September 7, 1995
Mandatory Termination Date                                   November 15, 2007
Evaluator's Annual Fee:  $.0030 per Unit outstanding.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate             Maximum of $.0035 per Unit
  of the Sponsor                                          outstanding annually
Bookkeeping and administrative expenses              Maximum of $.0010 per Unit
  payable to the Sponsor                                  outstanding annually
Annual amortization of organization costs                      $5,965 annually

Trustee's Annual Fee:  $.0095 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date:  Fifteenth day of each December.
Income Distribution Date:  Last day of each December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 123,
American Technology Growth & Treasury
Securities Trust, Series 2

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 123, American Technology Growth & Treasury Securities Trust, Series 2 as of August 31, 1997, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, September 7, 1995, to August 31, 1996. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 123, American Technology Growth & Treasury Securities Trust, Series 2 at August 31, 1997, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, September 7, 1995, to August 31, 1996, in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
December 5, 1997

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
       AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 1997


                                    ASSETS

Securities, at market value (cost, including accretion
  on the treasury obligations, $22,090,784) (Note 1)             $31,905,058
Dividends receivable                                                   1,727
Unamortized deferred organization costs                               17,993
Receivable from investment transactions                               35,788
                                                                 ___________
                                                                  31,960,566

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                   22,801
Cash overdraft                                                        54,965
Unit redemptions payable                                              56,836
                                                                 ___________
                                                                     134,602
                                                                 ___________
Net assets, applicable to 2,386,043 outstanding
    units of fractional undivided interest:
  Cost of Trust assets, including accretion on
    the treasury obligations (Note 1)               $22,090,784
  Net unrealized appreciation (Note 2)                9,814,274
  Distributable funds (deficit)                        (79,094)
                                                    ___________

                                                                 $31,825,964
                                                                 ===========

Net asset value per unit                                            $13.3384
                                                                 ===========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
       AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                               August 31, 1997



    Maturity                                                         Market
     value          Name of Issuer and Title of Security             value

                    Zero coupon U.S. Treasury Bonds
$23,848,000 (1)       maturing November 15, 2007                   $12,308,454
===========


     Number
       of
     Shares         Name of Issuer of Equity Securities

                    Computer networking

      8,192         3Com Corporation                                  $409,091
     12,342 (2)     Cabletron Systems, Inc.                            373,345
     10,395         Cisco Systems, Inc.                                783,523

                    Desktop computers and file servers

     17,146 (3)     Compaq Computer Corporation                      1,123,063
     33,872 (4)     Dell Computer Corporation                        2,779,638
      7,720         Silicon Graphics, Inc.                             211,821
     23,986 (2)     Sun Microsystems, Inc.                           1,151,328

                    Enterprise and client/server software

     15,917 (2)     BMC Software, Inc.                                 996,802
     11,248         Computer Associates International, Inc.            752,210
     18,166 (5)     Oracle Systems Corporation                         692,579

                    Enterprise computers

      8,275         Hewlett-Packard Company                            507,365
      6,887 (2)     International Business Machines Corporation        694,726

                    Information highway equipment

      5,846         DSC Communications Corporation                     170,265

                    Personal productivity software

      6,375         Adobe Systems, Inc.                                251,016
      7,426 (2)     Microsoft Corporation                              981,628


             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
       AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

               PORTFOLIO (continued) - See notes to portfolio.

                               August 31, 1997


     Number
       of                                                            Market
     Shares         Name of Issuer of Equity Securities              value

                    Semiconductor equipment

      6,456         Applied Materials, Inc.                           $609,285
      5,309         Lam Research Corporation                           299,958
      4,177         Novellus Systems, Inc.                             478,789
      7,705         Ultratech Stepper, Inc.                            221,519

                    Semiconductors

     15,598 (2)     Adaptec, Inc.                                      748,704
      8,723         Advanced Micro Devices, Inc.                       326,572
     10,291         Atmel Corporation                                  364,044
     10,652 (2)     Intel Corporation                                  981,316
      8,255         Linear Technology Corporation                      541,223
      4,139         Micron Technology, Inc.                            184,446
      4,315         Motorola, Inc.                                     316,613
      4,367         Texas Instruments, Inc.                            496,200
      6,748         Xilinx, Inc.                                       320,530

                    Storage

    16,721          EMC Corporation                                    858,005
    27,693  (2)     Quantum Corporation                                971,000
                                                                   ___________
                    Total equity securities                         19,596,604
                                                                   ___________

                    Total investments                              $31,905,058
                                                                   ===========

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
       AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                               August 31, 1997



(1) The treasury obligations have been purchased at a discount from their par value because there is no stated interest income thereon (such securities are often referred to as U.S. Treasury zero coupon bonds). Over the life of the treasury obligations the value increases, so that upon maturity the holders will receive 100% of the principal amount thereof.

(2)   The number of shares reflects the effect of a two for one stock split.

(3)   The number of shares reflects the effect of a five for two stock split.

(4) The number of shares reflects the effects of two two for one stock splits.

(5)   The number of shares reflects the effect of a three for two stock split.


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
       AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                           STATEMENTS OF OPERATIONS


                                                                     Period
                                                                    from the
                                                                  Initial Date
                                                                  of Deposit,
                                                                    Sept. 7,
                                                                    1995, to
                                                    Year ended      Aug. 31,
                                                  Aug. 31, 1997       1996

Interest income                                       $864,627         630,167
Dividends                                               22,125          16,015
                                                    __________________________
    Total investment income                            886,752         646,182

Expenses:
  Trustee's fees and related expenses                  (34,575)       (24,630)
  Evaluator's fees                                      (8,145)        (6,363)
  Supervisory fees                                     (10,392)        (7,694)
  Administrative fees                                   (2,667)        (2,207)
  Amortization of organization costs                    (5,965)        (5,867)
                                                   __________________________
  Total expenses                                       (61,744)       (46,761)
                                                   __________________________
    Investment income - net                            825,008        599,421

Net gain (loss) on investments:
  Net realized gain (loss)                             918,820              -
  Change in net unrealized appreciation
    or depreciation                                 10,955,198     (1,140,924)
                                                   __________________________
                                                    11,874,018     (1,140,924)
                                                   __________________________
Net increase (decrease) in net assets
  resulting from operations                        $12,699,026       (541,503)
                                                   ==========================



               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
       AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                     Period
                                                                    from the
                                                                  Initial Date
                                                                  of Deposit,
                                                                    Sept. 7,
                                                                    1995, to
                                                    Year ended      Aug. 31,
                                                  Aug. 31, 1997       1996

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                            $825,008       599,421
  Net realized gain (loss) on investments             918,820             -
  Change in net unrealized appreciation
    or (depreciation) on investments               10,955,198    (1,140,924)
                                                  _________________________
                                                   12,699,026      (541,503)

Units issued (3,050,000 units in 1996)                      -    26,796,325
Units redeemed (678,957 units in 1997)             (7,262,028)            -
                                                  _________________________
Total increase (decrease) in net assets             5,436,998    26,254,822

Net assets:
  At the beginning of the period
    (representing 3,065,000 and 15,000 units
    outstanding at August 31, 1996 and
    September 7, 1995, respectively)               26,388,966       134,144
                                                  _________________________
  At the end of the period (including
    distributable funds (deficit)
    applicable to Trust units of
    $(79,094) and $(30,746) at August 31,
    1997 and 1996, respectively)                  $31,825,964    26,388,966
                                                  =========================

  Trust units outstanding at the end of
    the period                                      2,386,043     3,065,000


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
       AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS



1.  Significant accounting policies

Security valuation -

The treasury obligations are stated at values as determined by First Trust Advisors, L.P., an affiliate of the Sponsor. The values are based on (1) current bid prices for the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) current bid prices for comparable securities, (3) appraisal or (4) any combination of the above.

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by the Evaluator.

Investment income -

Dividends on each equity security are recognized on such equity security's ex-dividend date. Interest income consists of amortization of original issue discount and market discount or premium on the treasury obligations. Such amortization is included in the cost of the treasury obligations and not in distributable funds because it is not currently available for distribution to unit holders.

Security cost -

Cost of the Trust's treasury obligations is based on the offering price of the treasury obligations on the dates the treasury obligations were deposited in the Trust, plus amortization of original issue discount and amortization of market discount or premium. Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in
the Trust.   The cost of securities sold is determined using the average cost method.  Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $.0095 per annum per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor, and an annual administrative fee payable to the Sponsor.

Organization costs -

The Trust has paid a portion of the costs incurred to organize the Trust, including costs of preparing the registration statement, the trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio and the initial fees and expenses of the Trustee. Such costs, totaling $29,825, have been deferred are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at August 31, 1997 follows:

                                      Treasury        Equity
                                    obligations     securities     Total

          Unrealized appreciation           $ -     10,363,287   10,363,287
          Unrealized depreciation      (251,124)      (297,889)    (549,013)
                                      _____________________________________

                                      $(251,124)    10,065,398    9,814,274
                                      =====================================

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the treasury obligations and the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to approximately 5.820% of the net amount invested.

Distributions to unit holders -

Income distributions to unit holders, if any, are made annually on the last day of each December to unit holders of record on December 15. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, principal distributions, if any, are made in December of each year. The Trust made no distributions to unit holders during the year ended August 31, 1997 or the period ended August 31, 1996.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                    Period
                                                                   from the
                                                                 Initial Date
                                                                 of Deposit,
                                                                   Sept. 7,
                                                                   1995, to
                                                    Year ended     Aug. 31,
                                                  Aug. 31, 1997      1996


Dividend income                                      $.3283          .3037
Expenses                                             (.0229)        (.0220)
                                                  ________________________
    Investment income - net                           .3054          .2817

Distributions to unit holders:
  Investment income - net                                 -              -
  Principal from investment transactions                  -              -

Net gain (loss) on investments                       4.4232         (.6148)
                                                   ________________________
    Total increase (decrease) in net assets          4.7286         (.3331)

Net assets:
  Beginning of the period                            8.6098         8.9429
                                                  ________________________

  End of the period                                $13.3384         8.6098
                                                  ========================

Investment income - interest and dividends, Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during the period (2,700,975 and 2,127,819 units in 1997 and 1996, respectively). The Net gain (loss) on investments per unit during the period ended August 31, 1996 includes the effects of changes arising from issuance of 3,050,000 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,000 units ($8.9429 per unit) on September 7, 1995.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
       AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



    THE FIRST TRUST (REGISTERED TRADEMARK) SPECIAL SITUATIONS TRUST

PROSPECTUS                          NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                    ONLY BE USED WITH PART ONE
Dated January 30, 1997                                  AND PART THREE

The Trust. The First Trust Special Situations Trusts, (the "Trusts" and each a "Trust") are unit investment trusts consisting of portfolios containing common stocks and, in certain Trusts, zero coupon U.S. Treasury bonds. See Parts One and Three for a more complete description of the portfolio for each Trust, including whether the portfolio of a Trust includes zero coupon U.S. Treasury bonds.

The general objective of the Trusts containing only common stocks ("Equity Securities") (the "Equity Trusts") is to provide potential capital appreciation and, in certain Trusts, to provide income. The objective of the Trusts containing Equity Securities and zero coupon U.S. Treasury bonds ("Treasury Obligations") (the "Growth and Treasury Trusts") is to protect Unit holders' capital and provide potential capital appreciation. For a more specific description of the objective of each Trust, see "The Objective of the Trusts" in Part Three. Collectively the Treasury Obligations and the Equity Securities are referred to herein as the "Securities." See "Portfolio" appearing in Part One for each Trust. Each Trust has a Mandatory Termination Date as indicated in Part One. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Growth and Treasury Trusts, whose net asset values will fluctuate and, prior to maturity, may be worth more or less than a purchaser's acquisition cost. There is, of course, no guarantee that the objectives of the Trusts will be achieved.

Each Unit of a Trust represents an undivided fractional interest in all the Securities deposited in the Trust. The Growth and Treasury Trusts have been organized so that purchasers of Units should receive, at the termination of a Trust, an amount per Unit at least equal to $1.00, or $10.00 for certain Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Growth and Treasury Trusts never paid a dividend and the value of the Equity Securities were to decrease to zero, which the Sponsor considers highly unlikely. This feature of the Growth and Treasury Trusts provides Unit holders who purchase Units at a price of $1.00, or $10.00 for certain Growth and Treasury Trusts, or less per Unit with total principal protection, including any sales charges paid, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00, or $10.00 for certain Growth and Treasury Trusts, per Unit, this feature may also provide a potential for capital appreciation. See Part One for each Growth and Treasury Trust to determine those Trusts for which information is based on $1.00 per Unit or $10.00 per Unit. UNIT HOLDERS DISPOSING OF THEIR UNITS PRIOR TO THE MATURITY OF A GROWTH AND TREASURY TRUST MAY RECEIVE MORE OR LESS THAN $1.00 PER UNIT (OR $10.00 PER UNIT FOR CERTAIN TRUSTS) DEPENDING ON MARKET CONDITIONS ON THE DATE UNIT ARE SOLD OR REDEEMED.

The Treasury Obligations deposited in a Growth and Treasury Trust on the Initial Date of Deposit will mature as listed in the "Portfolio" appearing in Part One for each Trust. The Treasury Obligations in a Growth and Treasury Trust have a maturity value equal to or greater than the aggregate Public Offering Price (which includes the sales charge) of the Units of the Growth and Treasury Trust on the Initial Date of Deposit. The Equity Securities deposited in a Trust's portfolio have no fixed maturity date and the value of these underlying Equity Securities will fluctuate with changes in the values of stocks in general and with changes in the conditions and performance of the specific Securities owned by the Trusts. See "Portfolio" appearing in Part One for each Trust.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Public Offering Price. The secondary market Public Offering Price per Unit will be based upon a pro rata share of the bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in the Trusts (generally determined by the closing sale prices of listed Equity Securities and the bid prices of over-the-counter traded Equity Securities) plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust plus a sales charge as indicated in Part One for each Trust. The minimum purchase of each Trust is that amount as set forth in Part One for each Trust. For certain Trusts, the sales charge is reduced on a graduated scale for sales involving at least a minimum number of Units or a minimum dollar amount. See "How is the Public Offering Price Determined?"

Dividend and Capital Distributions. Distributions of dividends and capital received, if any, by a Trust will be paid in cash on the Distribution Date to Unit holders of record on the Record Date as set forth in the "Summary of Essential Information" in Part One for each Trust. Any distribution of income and/or capital will be net of the expenses of the Trust. Distributions of funds in the Capital Account, if any, will be made at least annually in December of each year. INCOME WITH RESPECT TO THE ACCRUAL OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY OBLIGATIONS (IF APPLICABLE) WILL NOT BE DISTRIBUTED CURRENTLY, ALTHOUGH UNIT HOLDERS OF A GROWTH AND TREASURY TRUST WILL BE SUBJECT TO INCOME TAX AT ORDINARY INCOME RATES AS IF A DISTRIBUTION HAD OCCURRED. See "What is the Federal Tax Status of Unit Holders?" Additionally, upon termination of a Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unit holder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unit Holders-How are Income and Capital Distributed?"

Secondary Market for Units. The Sponsor may maintain a market for Units of the Trusts and offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Treasury Obligations (if applicable) and the aggregate underlying value of Equity Securities in a Trust (generally determined by the closing sale prices of listed Equity Securities and the bid prices of over-the-counter traded Equity Securities) plus or minus cash, if any, in the Capital and Income Accounts of the Trusts. If a secondary market is not maintained, a Unit holder may redeem Units through redemption at prices based upon the aggregate bid price of the Treasury Obligations (if applicable) plus the aggregate underlying value of the Equity Securities in the Trust (generally determined by the closing sale prices of listed Equity Securities and the bid prices of over-the-counter traded Equity Securities) plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. See "How May Units be Redeemed?" For certain Trusts, a Unit holder tendering the minimum amount specified in "Summary of Essential Information" appearing in Part One for such Trust for redemption may request a distribution of shares of Equity Securities (reduced by customary transfer and registration charges) in lieu of payment in cash. See "How May Units be Redeemed?"

Termination. Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of the Trusts. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of a Trust specifying the time or times at which Unit holders may surrender their certificates for cancellation shall be given by the Trustee to each Unit holder at his address appearing on the registration books of the Trust maintained by the Trustee. At least 60 days prior to the Mandatory Termination Date the Trustee will provide written notice thereof to all Unit holders and will include with such notice a form to enable Unit holders to elect a distribution of shares of Equity Securities (reduced by customary transfer and registration charges for such Trusts) if such Unit holder owns at least that minimum amount specified in "Summary of Essential Information," in Part One for each Trust, rather than to receive payment in cash for such Unit holder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. All Unit holders of a Growth and Treasury Trust will receive their pro rata portion of the Treasury Obligations in cash upon the termination of the Trust. To be effective, the election form, together with surrendered certificates and other documentation required by the Trustee, must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. Unit holders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust is terminated. See "Rights of Unit Holders-How are Income and Capital Distributed?"

                THE FIRST TRUST SPECIAL SITUATIONS TRUST

What is The First Trust Special Situations Trust?

The First Trust Special Situations Trust (the "Trusts" and each a "Trust") is a series of investment companies created by the Sponsor under the name of The First Trust Special Situations Trust, all of which are generally similar but each of which is separate and is designated by a different series number (the "Trust"). Each Trust in the Growth and Treasury Trust Series consists of an underlying separate unit investment trust consisting of a portfolio of zero coupon U.S. Treasury bonds, such securities being referred to herein as the "Treasury Obligations," and equity securities ("Equity Securities"). Each Trust in the Equity Trust Series consists only of common stocks. All Trusts were created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P. as Sponsor, The Chase Manhattan Bank, as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor. See "The Trusts" in Part Three for a more complete description of the portfolio for each Trust.

The general objective of the Equity Trusts is to provide potential capital appreciation and, in certain Trusts, to provide income. The general objective of the Growth and Treasury Trusts is to protect Unit holders' capital and provide potential capital appreciation. See "The Objective of the Trusts" in Part Three for each Trust for a more specific description of the Trust's objective. The Treasury Obligations in the Growth and Treasury Trusts evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of a Growth and Treasury Trust, whose net asset value will fluctuate and, prior to maturity, may be more or less than a purchaser's acquisition cost. Collectively, the Treasury Obligations and Equity Securities in each Growth and Treasury Trust are referred to herein as the "Securities." There is, of course, no guarantee that the objectives of the Trusts will be achieved.

The Growth and Treasury Trusts have been organized so that purchasers of Units should receive, at the termination of a Growth and Treasury Trust, an amount per Unit at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Equity Securities never paid a dividend and the value of the Equity Securities in a Growth and Treasury Trust were to decrease to zero, which the Sponsor considers highly unlikely. The receipt of only $1.00 per Unit, or $10.00 per Unit for certain Trusts, upon termination of a Growth and Treasury Trust (an event which the Sponsor believes is unlikely) represents a substantial loss on a present value basis. Furthermore, the $1.00 per Unit, or $10.00 per Unit for certain Trusts, in no respect protects investors against diminution in the purchasing power of their investment due to inflation (although expectations concerning inflation are a component in determining prevailing interest rates, which in turn determine present values). To the extent that Units of a Trust are redeemed, the aggregate value of the Securities in the Trust will be reduced and the undivided fractional interest represented by each outstanding Unit of the Trusts will increase. See "How May Units be Redeemed?" Each Trust has a Mandatory Termination Date as set forth under "Summary of Essential Information," appearing in Part One for each Trust.

What are the Expenses and Charges?

With the exception of brokerage fees for certain trusts discussed in "How May Securities be Removed from the Trusts?" and bookkeeping and other administrative services provided to certain Trusts, for which the Sponsor will be reimbursed in amounts as set forth under "Summary of Essential Information" in Part One (if applicable), the Sponsor will not receive any fees in connection with its activities relating to the Trusts.

First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth under "Summary of Essential Information" in Part One of this Prospectus, for providing portfolio supervisory services for the Trusts. Such fee is based on the number of Units outstanding in a Trust on January 1 of each year, except for the year or years in which an initial offering period occurs in which case the fee for a month is based on the number of Units outstanding at the end of such month. In providing such supervisory services, the Portfolio Supervisor may purchase research services from a variety of sources which may include underwriters or dealers of the Trusts.

Subsequent to the initial offering period, First Trust Advisors L.P. or Securities Evaluation Service, Inc. (as applicable), the Evaluator for the respective Trusts, will receive a fee as indicated in the "Summary of Essential Information" in Part One of this Prospectus.

The Trustee pays certain expenses of a Trust for which it is reimbursed by such Trust. The Trustee will receive for its ordinary recurring services to a Trust an annual fee as indicated in the "Summary of Essential Information" in Part One. The fee is computed per Unit in such Trust, based upon the largest aggregate number of Units of such Trust outstanding at any time during the calendar year. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, see "Rights of Unit Holders."

The Trustee's and the above described fees are payable from the Income Account of a Trust to the extent funds are available, and then from the Capital Account of such Trust. Since funds being held in the Capital and Income Accounts are for payment of expenses and redemptions and since such Accounts are noninterest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to a Trust is expected to result from the use of these funds. However, the Trustee may bear from its own resources certain expenses relating to certain Trusts, including organization costs and brokerage commissions.

Each of the above mentioned fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. In addition, with respect to the fees payable to the Sponsor or an affiliate of the Sponsor for providing bookkeeping and other administrative services, supervisory services and evaluation services, such individual fees may exceed the actual costs of providing such services for a Trust, but at no time will the total amount received for such services rendered to all unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the actual cost to the Sponsor or its affiliate of supplying such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

The following additional charges are or may be incurred by the Trusts: all legal and annual auditing expenses of the Trustee incurred by or in connection with its responsibilities under the Indenture; the expenses and costs of any action undertaken by the Trustee to protect the Trusts and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trusts; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trusts; all taxes and other government charges imposed upon the Securities or any part of the Trusts (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, contemplated). The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trusts. In addition, the Trustee is empowered to sell Securities in a Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Income and Capital Accounts of the Trust except that the Trustee shall not sell Treasury Obligations in a Growth and Treasury Trust to pay Trust expenses. Since the Equity Securities are all common stocks and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trusts. As described above, if dividends are insufficient to cover expenses, it is likely that Equity Securities will have to be sold to meet Trust expenses. These sales may result in capital gains or losses to Unit holders. See "What is the Federal Tax Status of Unit Holders?"


Page 2


The Indenture requires a Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for the Units, the Sponsor is required to bear the cost of such annual audits to the extent such cost exceeds $.50 per 1,000 Units if information is based on $1.00 per Unit (or per 100 Units if information is based on $10.00 per Unit). Unit holders of a Trust covered by an audit may obtain a copy of the audited financial statements upon request.

What is the Federal Tax Status of Unit Holders?

The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Unit holders should consult their tax advisers in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trusts.

In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

1. The Trusts are not associations taxable as corporations for Federal income tax purposes; each Unit holder will be treated as the owner of a pro rata portion of each of the assets of a Trust under the Code; and the income of a Trust will be treated as income of the Unit holders thereof under the Code. Each Unit holder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered received by a Trust.

2. Each Unit holder will have a taxable event when a Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or payment at maturity) or upon the sale or redemption of Units by such Unit holder. The price a Unit holder pays for his Units, including sales charges, is allocated among his pro rata portion of each Security held by a Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unit holder purchases his Units) in order to determine his tax basis for his pro rata portion of each Security held by a Trust. The Treasury Obligations held by a Growth and Treasury Trust are treated as stripped bonds and may be treated as bonds issued at an original issue discount as of the date a Unit holder purchases his Units. Because the Treasury Obligations represent interests in "stripped" U.S. Treasury bonds, a Unit holder's initial cost for his pro rata portion of each Treasury Obligation held by a Growth and Treasury Trust shall be treated as its "purchase price" by the Unit holder. Original issue discount is effectively treated as interest for Federal income tax purposes and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A
Unit holder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Treasury Obligations held by a Growth and Treasury Trust as such original issue discount accrues and will in general be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unit holders during such year to the extent it is not less than a "de minimis" amount as determined under a Treasury Regulation issued on December 28, 1992 relating to stripped bonds. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount shall be treated as zero.
In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Treasury
Obligations, this method will generally result in an increasing amount of income to the Unit holders of a Growth and Treasury Trust each year. Unit holders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount under the stripped bond rules. For Federal income tax purposes, a Unit holder's pro rata portion of dividends, as defined by Section 316 of the Code, paid with respect to an Equity Security held by a Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits." A Unit holder's pro rata portion of dividends paid on such Equity Security which exceed such current and accumulated earnings and profits will first reduce a Unit holder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unit holder's tax basis in such Equity Security shall generally be treated as capital gain. In general, any such capital gain will be short term unless a Unit holder has held his Units for more than one year.

3. A Unit holder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital gain except in the case of a dealer or a financial institution and will be long-term if the Unit holder has held his Units for more than one year (the date on which the Units are acquired (i.e., the trade date) is excluded for purposes of determining whether the Units have been held for more than one year). A Unit holder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital loss except in the case of a dealer or a financial institution and will be long-term if the Unit holder has held his Units for more than one year. Unit holders should consult their tax advisers regarding the recognition of such capital gains and losses for Federal income tax purposes.

Dividends Received Deduction. A Unit holder will be considered to have received all of the dividends paid on his pro rata portion of each Equity Security when such dividends are received by a Trust. Unit holders will be taxed in this manner regardless of whether distributions from a Trust are actually received by the Unit holder.

A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unit holder's pro rata portion of dividends received by a Trust (to the extent such dividends are taxable as ordinary income, as discussed above, and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Securities paying such dividends (other than corporate shareholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46 day holding requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unit holder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unit holders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deduction.

To the extent dividends received by a Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations.

Recognition of Taxable Gain or Loss Upon Disposition of Securities by a Trust or Disposition of Units. As discussed above, a Unit holder may recognize taxable gain (or loss) when a Security is disposed of by a Trust or if the Unit holder disposes of a Unit. For taxpayers other than corporations, net capital gains are subject to a maximum marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

The Revenue Reconciliation Act of 1993 (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

Limitations on Deductibility of Trust Expenses by Unit Holders. Each Unit holder's pro rata share of each expense paid by a Trust is deductible by the Unit holder to the same extent as though the expense had been paid directly by such Unit holder. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unit holders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

Special Tax Consequences of In-Kind Distributions Upon Termination of a Trust or Upon Redemption of Units (for Certain Equity Trusts). As discussed in "Rights of Unit Holders-How are Income and Capital Distributed?", under certain circumstances a Unit holder who owns at least that minimum amount specified in "Summary of Essential Information" in Part One for each Trust may request an In-Kind Distribution upon the termination of a Trust. Furthermore, for Equity Trusts, a Unit holder who owns at least that minimum amount specified in "Summary of Essential Information" in Part One for such Trusts may request an In-Kind Distribution upon the redemption of Units or the termination of a Trust. The Unit holder requesting an In-Kind Distribution will be liable for expenses related thereto (the "Distribution Expenses") and the amount of such In-Kind Distribution will be reduced by the amount of the Distribution Expenses. See "Rights of Unit Holders-How are Income and Capital Distributed?" Treasury Obligations held by a Growth and Treasury Trust will not be distributed to a Unit holder as part of an In-Kind Distribution. The tax consequences relating to the sale of Treasury Obligations are discussed above. As previously discussed, prior to the termination of a Trust, a Unit holder is considered as owning a pro rata portion of each of the Trust assets for Federal income tax purposes. The receipt of an In-Kind Distribution upon the redemption of Units (for Equity Trusts) or the termination of a Trust would be deemed an exchange of such Unit holder's pro rata portion of each of the shares of stock and other assets held by a Trust in exchange for an undivided interest in whole shares of stock plus, possibly, cash.

The potential tax consequences that may occur under an In-Kind Distribution will depend on whether the Unit holder receives cash in addition to Securities. A "Security" for this purpose is a particular class of stock issued by a particular corporation (and does not include the Treasury Obligations). A Unit holder will not recognize gain or loss if a Unit holder only receives Securities in exchange for his or her pro rata portion in the Securities held by a Trust. However, if a Unit holder also receives cash in exchange for a fractional share of a Security held by a Trust, such Unit holder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unit holder and his tax basis in such fractional share of a Security held by a Trust.

Because a Trust will own many Securities, a Unit holder who requests an In-Kind Distribution will have to analyze the tax consequences with respect to each Security owned by a Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unit holder with respect to each Security owned by a Trust. Unit holders who request an In-Kind Distribution are advised to consult their tax advisers in this regard.

Computation of the Unit holder's Tax Basis. Initially, a Unit holder's tax basis in his Units will generally equal the price paid by such Unit holder for his Units. The cost of the Units is allocated among the Securities held in a Trust in accordance with the proportion of the fair market values of such Securities on the date the Units are purchased in order to determine such Unit holder's tax basis for his pro rata portion of each Security.

A Unit holder's tax basis in his Units and his pro rata portion of a Security held by a Trust will be reduced to the extent dividends paid with respect to such Security are received by a Trust which are not taxable as ordinary income as described above.

General. Each Unit holder will be requested to provide the Unit holder's taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unit holder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by a Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons (accrual of original issue discount on the Treasury Obligations in Growth and Treasury Trusts may not be subject to taxation or withholding provided certain requirements are met). Such persons should consult their tax advisers.

It should be noted that payments to the Trusts of dividends on Equity Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unit holders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trusts. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unit holders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

Unit holders will be notified annually of the amounts of original issue discount and income dividends includable in the Unit holder's gross income and amounts of Trust expenses which may be claimed as itemized deductions.

Unit holders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established. See "Why are Investments in the Trusts Suitable for Retirement Plans?"

The foregoing discussion relates only to United States Federal income taxes. Unit holders may be subject to state and local taxation in other jurisdictions. Unit holders should consult their tax advisers regarding potential state or local taxation with respect to the Units.

In the opinion of Carter, Ledyard & Milburn, Special Counsel to the Trusts for New York tax matters, under the existing income tax laws of the State of New York, the Trusts are not associations taxable as corporations and the income of the Trusts will be treated as the income of the Unit holders thereof.

Why are Investments in the Trusts Suitable for Retirement Plans?

Units of the Trusts may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Generally, the Federal income tax relating to capital gains and income received in each of the foregoing plans is deferred until distributions are received. Distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Fees and charges with respect to such plans may vary.

                                PORTFOLIO

What are Treasury Obligations?

The Treasury Obligations deposited in the Growth and Treasury Trusts consist of U.S. Treasury bonds which have been stripped of their unmatured interest coupons. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Treasury Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment, but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. The effect of being able to acquire the Treasury Obligations at a lower price is to permit more of a Growth and Treasury Trust's portfolio to be invested in Equity Securities.

What are Equity Securities?

Each Trust contains different issues of Equity Securities as described in "The Trusts" in Part Three for each Trust and "Portfolio" appearing in Part One for each Trust. An investment in Units of the Trusts should be made with an understanding of the risks such an investment may entail. Although actions have been taken to provide diversified portfolios of Equity Securities, some inherent risks exist due to the concentration in certain Trusts of the Equity Securities within a specific country, state or geographic area or within specific industries, although a number of companies have significant business activities outside the specific country, state or geographic area. Unpredictable factors include governmental, political, economic and fiscal policies of the specific country, state, geographic area or industry which may have an adverse effect on the performance of the issuers which have significant business activities within the specific country, state, geographic area or industry. In addition, regional influences may affect the performance of the issuers, particularly if an economic downturn or contraction occurs throughout the area. See "Portfolio" in Part Three for each Trust for additional considerations for investors, if applicable.

The Trust consists of such of the Securities listed under "Portfolio" appearing in Part One for each Trust as may continue to be held from time to time in the Trust together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unit holders and will not be reinvested, no assurance can be given that the Trusts will retain for any length of time their present size and composition. Although a Portfolio is not managed, the Sponsor may instruct the Trustee to sell
Equity Securities under certain limited circumstances. Pursuant to the Indenture and with limited exceptions, the Trustee may sell or keep any securities or other property acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction.
See "How May Securities be Removed from the Trusts?" Equity Securities, however, will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

Since certain of the Equity Securities in the Trusts may consist of securities of foreign issuers, an investment in these Trusts involves some investment risks that are different in some respects from an investment in a trust that invests entirely in securities of domestic issuers. Those investment risks include future political and governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Equity Securities. In addition, for the foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. However, due to the nature of the issuers of Equity Securities included in the Trusts, the Sponsor believes that adequate information will be available to allow the Portfolio Supervisor to provide portfolio surveillance.

The securities of certain of the foreign issuers in the Trusts are in ADR form. ADRs evidence American Depositary Receipts which represent common stock deposited with a custodian in a depositary. American Depositary Shares, and receipts therefor (ADRs), are issued by an American bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. These instruments may not necessarily be denominated in the same currency as the securities into which they may be converted. For purposes of the discussion herein, the term ADR generally includes American Depositary Shares.

ADRs may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the ADR holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. The depositary bank that issues an ADR generally charges a fee, based on the price of the ADR, upon issuance and cancellation of the ADR. This fee would be in addition to the brokerage commissions paid upon the acquisition or surrender of the security. In addition, the depositary bank incurs expenses in connection with the conversion of dividends or other cash distributions paid in local currency into U.S. dollars and such expenses are deducted from the amount of the dividend or distribution paid to holders, resulting in a lower payout per underlying share represented by the ADR than would be the case if the underlying share were held directly. Certain tax considerations, including tax rate differentials and withholding requirements, arising from applications of the tax laws of one nation to nationals of another and from certain practices in the ADR market may also exist with respect to certain ADRs. In varying degrees, any or all of these factors may affect the value of the ADR compared with the value of the underlying shares in the local market. In addition, the rights of holders of ADRs may be different than those of holders of the underlying shares, and the market for ADRs may be less liquid than that for the underlying shares. ADRs are registered securities pursuant to the Securities Act of 1933 and may be subject to the reporting requirements of the Securities Exchange Act of 1934.

For those Equity Securities that are ADRs, currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and, as a result, are likely to affect the value of the ADRs and consequently the value of the Equity Securities. The foreign issuers of securities that are ADRs may pay dividends in foreign currencies which must be converted into dollars. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries. Therefore, for any securities of issuers (whether or not they are in ADR form) whose earnings are stated in foreign currencies, or which pay dividends in foreign currencies or which are traded in foreign currencies, there is a risk that their United States dollar value will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies.

On the basis of the best information available to the Sponsor at the present time, none of the Equity Securities are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Equity Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. In addition, the adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy their obligation to redeem Units tendered to the Trustee for redemption.

An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trusts have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities in a Portfolio may be expected to fluctuate over the life of a Trust to values higher or lower than those prevailing on a Unit holder's purchase date.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Whether or not the Equity Securities are listed on a national securities exchange, the principal trading market for the Equity Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Equity Securities may depend on whether dealers will make a market in the Equity Securities. There can be no assurance that a market will be made for any of the Equity Securities, that any market for the Equity Securities will be maintained or of the liquidity of the Equity Securities in any markets made. The investigation by the Securities and Exchange Commission of illegal insider trading in connection with corporate takeovers, and possible congressional inquiries and legislation relating to this investigation, may adversely affect the ability of certain dealers to remain market makers. In addition, the Trusts may be restricted under the Investment Company Act of 1940 from selling Equity Securities to the Sponsor. The price at which the Equity Securities may be sold to meet redemptions, and the value of the Trusts, will be adversely affected if trading markets for the Equity Securities are limited or absent.

Unit holders will be unable to dispose of any of the Equity Securities in a Portfolio, as such, and will not be able to vote the Equity
Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in a Trust and will vote such stocks in accordance with the instructions of the Sponsor.

What are Some Additional Considerations for Investors?

Investors should be aware of certain other considerations before making a decision to invest in a Trust.

The value of the Equity Securities, like the value of the Treasury Obligations in Growth and Treasury Trusts, will fluctuate over the life of a Trust and may be more or less than the price at which they were deposited in the Trust. The Equity Securities may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities. However, the Sponsor believes that, upon termination of a Growth and Treasury Trust, even if the Equity Securities deposited in the Trust are worthless, an event which the Sponsor considers highly unlikely, the Treasury Obligations will provide sufficient principal to at least equal $1.00 per Unit, or $10.00 per Unit for certain Growth and Treasury Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations). This feature of the Growth and Treasury Trusts provides Unit holders with principal protection, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00 per Unit (or less than $10.00 per Unit for certain Trusts) this feature may also provide a potential for capital appreciation.

Unless a Unit holder purchases Units of a Growth and Treasury Trust on a date when the value of the Units is $1.00 or less (or $10.00 or less for certain Trusts), total distributions, including distributions made upon termination of the Trust, may be less than the amount paid for a Unit.

The Trustee will have no power to vary the investments of the Trusts, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unit holder's investment, but may dispose of Securities only under limited circumstances. See "How May Securities be Removed from the Trusts?"

To the best of the Sponsor's knowledge, there is no litigation pending as of the date of this Part Two Prospectus in respect of any Security which might reasonably be expected to have a material adverse effect on the Trusts. Litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation will be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trusts. See Part Three for additional considerations, if applicable.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Units are offered at the Public Offering Price. The Public Offering Price is based on the aggregate bid side evaluation of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust, plus the applicable sales charge.

The Public Offering Price of Units on the date of this Part Two Prospectus may vary from the amount stated under "Summary of Essential Information" appearing in Part One for each Trust in accordance with fluctuations in the prices of the underlying Securities. The aggregate value of the Units of a Trust shall be determined (a) on the basis of the bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities therein plus or minus cash, if any, in the Income and Capital Accounts of a Trust, (b) if bid prices are not available for the Treasury Obligations (if applicable), on the basis of bid prices for comparable securities, (c) by determining the value of the Treasury Obligations (if applicable) on the bid side of the market by appraisal, or (d) by any combination of the above.

The aggregate value of the Equity Securities will be determined in the following manner: if the Equity Securities are listed on a national securities exchange or the NASDAQ National Market System, this evaluation is generally based on the closing sale prices on that exchange or that system (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or system, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

Although payment is normally made three business days following the order for purchase, payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made five business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

See "Public Offering" in Part Three for additional information for each Trust.

How are Units Distributed?

Units repurchased in the secondary market may be offered by this Part Two Prospectus at the secondary market public offering price determined in the manner described above.

The Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

From time to time the Sponsor may implement programs under which broker/dealers, banks or other selling agents of a Trust may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of a broker/dealer, bank or other selling agent may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor, in its discretion, may from time to time pursuant to objective criteria established by the Sponsor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of Units of a Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of a Trust. These programs will not change the price Unit holders pay for their Units or the amount that a Trust will receive from the Units sold.

The Sponsor may, from time to time in its advertising and sales materials, compare the then current estimated returns on a Trust and returns over specified periods on other similar trusts sponsored by Nike Securities L.P. with returns on other taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the respective Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government, and bank CDs and money market accounts are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of each respective Trust are described more fully elsewhere in this Prospectus and in Part Three for each Trust.

Trust performance may be compared to performance on a total return basis with the Dow Jones Industrial Average, the S&P 500 Composite Stock Price Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.

What are the Sponsor's Profits?

In maintaining a market for the Units, the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes a sales charge as indicated in Part One for each Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

                         RIGHTS OF UNIT HOLDERS

How is Evidence of Ownership Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units may be evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made three business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Record ownership may occur before settlement.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification.

Unit holders may elect to hold their Units in uncertificated form. The Trustee will maintain an account for each such Unit holder and will credit each such account with the number of Units purchased by that Unit holder. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send to the registered owner of Units a written initial transaction statement containing a description of the Trust; the number of Units issued or transferred; the name, address and taxpayer identification number, if any, of the new registered owner; a notation of any liens and restrictions of the issuer and any adverse claims to which such Units are or may be subject or a statement that there are no such liens, restrictions or adverse claims; and the date the transfer was registered. Uncertificated Units are transferable through the same procedures applicable to Units evidenced by certificates (described above), except that no certificate need be presented to the Trustee and no certificate will be issued upon the transfer unless requested by the Unit holder. A Unit holder may at any time request the Trustee to issue certificates for Units.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Income and Capital Distributed?

The Trustee will distribute any net income (other than accreted interest) received with respect to any of the Securities in a Trust on or about the Income Distribution Dates to Unit holders of record on the preceding Income Record Date. See "Summary of Essential Information" appearing in Part One for each Trust. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer. The pro rata share of cash in the Capital Account of each Trust will be computed as of the date indicated in Part One for each Trust. Capital Account distributions to the Unit holders of record of a Trust as of the date indicated in Part One for each Trust will be made on the date indicated in Part One for each Trust. The Trustee is not required to pay interest on funds held in the Capital Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds) nor to make a distribution from the Capital Account of a Trust unless the amount available for distribution shall equal at least $1.00 per 1000 Units (if $1.00 per Unit) or $1.00 per 100 Units (if $10.00 per Unit). Proceeds received on the sale of any Securities in a Trust, to the extent not used to meet redemptions of Units or pay expenses, will however be distributed to Unit holders of record as indicated in Part One for each Trust. Income with respect to the original issue discount on the Treasury Obligations in a Growth and Treasury Trust will not be distributed currently, although Unit holders will be subject to Federal income tax as if a distribution had occurred. See "What is the Federal Tax Status of Unit Holders?"

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of any distribution made by a Trust if the Trustee has not been furnished the Unit holder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unit holder under certain circumstances by contacting the Trustee, otherwise the amount may be recoverable only when filing a tax return. Under normal circumstances the Trustee obtains the Unit holder's tax identification number from the selling broker. However, a Unit holder should examine his or her statements from the Trustee to make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one should be provided as soon as possible.

Within a reasonable time after a Trust is terminated, each Unit holder who is not a Rollover Unit holder, if applicable, will, upon surrender of his Units for redemption, receive: (i) the pro rata share of the amounts realized upon the disposition of Equity Securities, unless he elects an In-Kind Distribution as described under "How May the Indenture be Amended or Terminated?", (ii) a pro rata share of the amounts realized upon the disposition of the Treasury Obligations (if applicable) and (iii) a pro rata share of any other assets of the Trust, less expenses of the Trust, subject to the limitation that Treasury Obligations (if applicable) may not be sold to pay for Trust expenses.

The Trustee will credit to the Income Account of a Trust any dividends received on the Equity Securities therein. All other receipts (e.g. return of principal, capital gains, etc.) are credited to the Capital Account of a Trust.

The Trustee may establish reserves (the "Reserve Account") within the Trust for state and local taxes, if any, and any governmental charges payable out of the Trust.

What Reports will Unit Holders Receive?

The Trustee shall furnish Unit holders in connection with each distribution a statement of the amount of income, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 1,000 Units if $1.00 per Unit (or per 100 Units if $10.00 per Unit). Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unit holder of a Trust the following information in reasonable detail: (1) a summary of transactions in the Trust for such year; (2) any Securities sold during the year and the Securities held at the end of such year by the Trust;
(3) the redemption price per 1,000 Units if $1.00 per Unit (or per 100 Units if $10.00 per Unit) based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts of income and capital distributed during such year.

In order to comply with Federal and state tax reporting requirements, Unit holders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trusts furnished to it by the Evaluator.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its corporate trust office in the City of New York of the certificates representing the Units to be redeemed, or in the case of uncertificated Units, delivery of a request for redemption, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee (if such day is a day on which the New York Stock Exchange is open for trading), except that as regards Units received after 4:00 p.m. Eastern time (or as of any earlier closing time on a day on which the New York Stock Exchange is scheduled in advance to close at such earlier time), the date of tender is the next day on which the New York Stock Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

For Equity Trusts, any Unit holder tendering at least the minimum amount specified in "Summary of Essential Information" appearing in Part One for each Trust for redemption may request by written notice submitted at the time of tender from the Trustee in lieu of a cash redemption a distribution of shares of Equity Securities in an amount and value of Equity Securities per Unit equal to the Redemption Price Per Unit as determined as of the evaluation next following tender. To the extent possible, in-kind distributions ("In-Kind Distributions") shall be made by the Trustee through the distribution of each of the Equity Securities in book-entry form to the account of the Unit holder's bank or broker-dealer at the Depository Trust Company. An In-Kind Distribution will be reduced by customary transfer and registration charges. The tendering Unit holder will receive his pro rata number of whole shares of each of the Equity Securities comprising the portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unit holder is entitled. The Trustee may adjust the number of shares of any issue of Equity Securities included in a Unit holder's In-Kind Distribution to facilitate the distribution of whole shares, such adjustment to be made on the basis of the value of Equity Securities on the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unit holder, the Trustee may sell Equity Securities in the manner described above.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unit holder's tax identification number in the manner required by such regulations. For further information regarding this withholding, see

"How are Income and Capital Distributed?" In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

Any amounts paid on redemption representing income shall be withdrawn from the Income Account of a Trust to the extent that funds are available for such purpose, or from the Capital Account. All other amounts paid on redemption shall be withdrawn from the Capital Account of a Trust.

The Trustee is empowered to sell Securities of a Trust in order to make funds available for redemption. To the extent that Securities are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. For Growth and Treasury Trusts, Equity Securities will be sold to meet redemptions of Units before Treasury Obligations, although Treasury Obligations may be sold if the Growth and Treasury Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts.

The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the bid price of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts of a Trust. The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee by adding: (1) the cash on hand in a Trust; (2) the aggregate value of the Securities held in a Trust, as determined by the Evaluator on the basis of bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in a Trust next computed; and (3) dividends receivable on Equity Securities trading ex-dividend as of the date of computation; and deducting therefrom: (1) amounts representing any applicable taxes or governmental charges payable out of a Trust; (2) any amounts owing to the Trustee for its advances; (3) an amount representing estimated accrued expenses of a Trust, including but not limited to fees and expenses of the Trustee (including legal and auditing fees), the Evaluator and supervisory fees, if any; (4) cash held for distribution to Unit holders of record of a Trust as of the business day prior to the evaluation being made; and (5) other liabilities incurred by a Trust; and finally dividing the results of such computation by the number of Units of the Trust outstanding as of the date thereof.

The aggregate value of the Equity Securities will be determined in the following manner: if the Equity Securities are listed on a national securities exchange or the NASDAQ National Market System, this evaluation is generally based on the closing sale prices on that exchange or that system (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or system, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on the New York Stock Exchange is restricted or any emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before 1:00 p.m. Eastern time on the same business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. In the event the Sponsor does not purchase Units, the Trustee may sell Units tendered for redemption in the over-the-counter market, if any, as long as the amount to be received by the Unit holder is equal to the amount he would have received on redemption of the Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then effective prospectus describing such Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Securities be Removed from the Trusts?

The Portfolio of each Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of an Equity Security in the event that an issuer defaults in the payment of a dividend that has been declared, that any action or proceeding has been instituted restraining the payment of dividends or there exists any legal question or impediment affecting such Equity Security, that the issuer of the Equity Security has breached a covenant which would affect the payments of dividends, the credit standing of the issuer or otherwise impair the sound investment character of the Equity Security, that the issuer has defaulted on the payment on any of its outstanding obligations, that the price of the Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Equity Securities would be detrimental to a Trust. Treasury Obligations in Growth and Treasury Trusts may be sold by the Trustee only pursuant to the liquidation of a Growth and Treasury Trust or to meet redemption requests. Pursuant to the Indenture and with limited exceptions, the Trustee may sell any securities or other property acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by a Trust, they may be accepted for deposit in such Trust and either sold by the Trustee or held in the Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Portfolio Supervisor). Proceeds from the sale of Securities by the Trustee are credited to the Capital Account of a Trust for distribution to Unit holders or to meet redemptions. The Trustee may from time to time retain and pay compensation to the Sponsor (or an affiliate of the Sponsor) to act as agent for a Trust with respect to selling Equity Securities from such Trust. In acting in such capacity the Sponsor or its affiliate will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may also sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold to meet redemption requests, Treasury Obligations in Growth and Treasury Trusts may only be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of a Growth and Treasury Trust at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts. Treasury Obligations may not be sold by the Trustee to meet Trust expenses.

The Sponsor, in designating Equity Securities to be sold by the Trustee, will generally make selections in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of individual issues of Equity Securities. To the extent this is not practicable, the composition and diversity of the Equity Securities may be altered. In order to obtain the best price for a Trust, it may be necessary for the Sponsor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold. The Sponsor may consider sales of Units of unit investment trusts which it sponsors in making recommendations to the Trustee as to the selection of broker/dealers to execute the Trusts' portfolio transactions.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined
Series, The First Trust Special Situations Trust, The First Trust
Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First Trust introduced the first insured unit investment trust in 1974 and to date more than $9 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor
Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1995, the total partners' capital of Nike Securities L.P.
was $9,033,760 (audited). (This paragraph relates only to the Sponsor and not to the Trusts or to any series thereof or to any other Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

Who is the Trustee?

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee, whose duties are ministerial in nature, has not participated in the selection of the Securities. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit Holders."

The Trustee and any successor trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of a trustee no successor has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trust as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is either Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187 or First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The address of First Trust Advisors L.P. is 1001 Warrenville Road, Lisle, Illinois 60532. See Part One for each Trust to determine if Securities Evaluation Service, Inc. or First Trust Advisors L.P. is evaluating such Trust. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee).

The Indenture provides that a Trust shall terminate upon the maturity, redemption or other disposition of the last of the Treasury Obligations held in a Growth and Treasury Trust, but in no event beyond the Mandatory Termination Date indicated in Part One for each Trust under "Summary of Essential Information." A Trust may be liquidated at any time by consent of 100% of the Unit holders of the Trust, by the Trustee in the event that Units of a Trust not yet sold aggregating more than 60% of the Units of the Trust are tendered for redemption by an Underwriter, including the Sponsor or, for Equity Trusts, by the Trustee when the principal amount of the Equity Securities owned by a Trust as shown by any evaluation, is less than the amount specified in Part One for each Trust. If a Trust is liquidated because of the redemption of unsold Units of the Trust by an Underwriter, the Sponsor will refund to each purchaser of Units of the Trust the entire sales charge and the transaction fees (if applicable) paid by such purchaser. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of a Trust. Within a reasonable period after termination, the Trustee will follow the procedures set forth under "How are Income and Capital Distributed?"

Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of a Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of a Trust specifying the time or times at which Unit holders may surrender their certificates for cancellation shall be given by the Trustee to each Unit holder at his address appearing on the registration books of a Trust maintained by the Trustee. Not less than 60 days prior to the Mandatory Termination Date, the Trustee will provide written notice thereof to all

Unit holders and will include with such notice a form to enable Unit holders to elect a distribution of shares of Equity Securities (an "In-Kind Distribution"), if such Unit holder owns at least that minimum amount as set forth in "Summary of Essential Information" in Part One for each Trust, rather than receive payment in cash for such Unit holder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. An In-Kind Distribution will be reduced by customary transfer and registration charges. To be effective, the election form, together with surrendered certificates and other documentation required by the Trustee, must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. Not less than 60 days prior to the termination of the Trust, those Unit holders with at least that minimum amount as set forth in "Summary of Essential Information" in Part One for each Trust, will be offered the option of having the proceeds from the Equity Securities distributed "In-Kind," or they will be paid in cash, as indicated above. For Growth and Treasury Trusts, all Unit holders will receive their pro rata portion of the Treasury Obligations in cash upon the termination of a Trust. A Unit holder may, of course, at any time after the Equity Securities are distributed, sell all or a portion of the shares. Unit holders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after a Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unit holder his pro rata share of the balance of the Income and Capital Accounts.

Legal Opinions

The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Carter, Ledyard & Milburn, acted as counsel for the Trustee and as special New York tax counsel for the Trust.

Experts

The financial statements of the various Series of the Trust appearing in Part One of this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere therein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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Page 23


CONTENTS:
The First Trust Special Situations Trust:
 What is The First Trust Special Situations Trust?                  3
 What are the Expenses and Charges?                                 3
 What is the Federal Tax Status of Unit Holders?                    5
 Why are Investments in the Trusts Suitable for
   Retirement Plans?                                                8
Portfolio:
 What are Treasury Obligations?8
 What are Equity Securities?                                        9
 What are Some Additional Considerations for Investors?            11
Public Offering:
 How is the Public Offering Price Determined?                      12
 How are Units Distributed?                                        12
 What are the Sponsor's Profits?                                   13
Rights of Unit Holders:
 How is Evidence of Ownership Issued and Transferred?              13
 How are Income and Capital Distributed?                           14
 What Reports will Unit Holders Receive?                           15
 How May Units be Redeemed?                                        15
 How May Units be Purchased by the Sponsor?                        16
 How May Securities be Removed
   from the Trusts?                                                17
Information as to Sponsor, Trustee and Evaluator:
 Who is the Sponsor?                                               17
 Who is the Trustee?                                               18
 Limitations on Liabilities of Sponsor and Trustee                 18
 Who is the Evaluator?                                             19
Other Information:
 How May the Indenture be Amended or Terminated?                   19
 Legal Opinions                                                    20
 Experts                                                           20

                               ___________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                   FIRST TRUST (registered trademark)

                             THE FIRST TRUST
                        SPECIAL SITUATIONS TRUST


                               Prospectus
                                Part Two
                            January 30, 1997

                   First Trust (registered trademark)
                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank
                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520

                          THIS PART TWO MUST BE
                 ACCOMPANIED BY PART ONE AND PART THREE.

                      PLEASE RETAIN THIS PROSPECTUS
                          FOR FUTURE REFERENCE


Page 24





           AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST SERIES

     The First Trust(registered trademark) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated December 30, 1997                          PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks which, as of the Initial Date of Deposit, were issued by national and regional financial institutions which are incorporated or headquartered in the United States. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide dividend income and potential capital appreciation by investing a Trust's portfolio in common stocks as described above ("Equity
Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by regional bank holding companies or community banks and thrift institutions and are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. An investment in Units of a Trust should be made with an understanding of the characteristics of the banking and thrift industries and the risks which such investment may entail.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest income. Recent profits have benefitted from the relatively high yield on earning assets and relatively low cost of funds. There is no certainty that such conditions will continue, especially in a rising interest rate environment. Commercial loan demand for banks has been weak and an increasing number of commercial loans have been securitized-a potential adverse effect on the market share of the commercial banking system. Bank and thrift institutions have received significant consumer mortgage fee income as a result of recent activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsides, this income is expected to diminish to a lower level. Economic conditions in the real estate markets, which have been weak in the recent past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate, as has recently been the case for a number of banks and thrifts with respect to commercial real estate in the northeastern and southwestern regions of the United States. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Equity Securities in a Trust's portfolio cannot be predicted with certainty. Periodic efforts by recent Administrations to introduce legislation broadening the ability of banks to compete with new products have not been successful, but if enacted, could lead to more failures as a result of increased competition and added risks. Failure to enact such legislation, on the other hand, may lead to declining earnings and an inability to compete with unregulated financial institutions. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Starting in mid-1997, banks are allowed to turn existing banks into branches, though states could pass laws to permit interstate branch banking before then. Consolidation is likely to continue in both cases. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. A proposal by the United States Treasury Department to restructure the bank regulatory agencies could, if implemented, adversely affect certain of the Equity Securities in a Trust's portfolio. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Equity Securities in a Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on a Trust's portfolio.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Equity Securities or whether such approvals, if necessary, will be obtained.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

Number of Units                           Percent of      Percent of
                                          Offering        Net Amount
                                          Price           Invested
_____________________                     _________       __________
 5,000 but less than 10,000               0.25%           0.2506%
10,000 but less than 25,000               0.50%           0.5025%
25,000 but less than 50,000               1.00%           1.0101%
50,000 or more                            2.00%           2.0408%

A dealer will receive from the Sponsor a dealer concession of 65% of the total sales charge for Units sold.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their affiliates, the sales charge is reduced by 2.0% of the Public Offering Price.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

           AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                 AMERICAN TECHNOLOGY GROWTH TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust

PROSPECTUS                         NOTE: THIS PART THREE PROSPECTUS
Part Three                                    MAY ONLY BE USED WITH
Dated December 30, 1997                       PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by companies in the computer and technology industry. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide income and potential capital appreciation by investing a Trust's portfolio in common stocks issued by U.S.-based companies in the computer and technology industry ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by companies engaged in the computer and technology industry and are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. The Sponsor believes the companies selected are best positioned to take advantage of the ongoing technology boom. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

A technological revolution which affects our daily lives is currently spanning the globe. Consider the advancements of the last few years made possible by technology: personal computers; fax machines; cellular phones; online data services; and the convergence of computers and the explosive growth in Internet communications. Corporations continue to invest in technology to enhance their productivity and to stay ahead of the competition.

As American companies discover, innovate, research and develop new technologies, businesses, consumers and governments around the world are waiting to buy the products resulting from their efforts.

In addition, individuals are increasing their spending on technology. Consider the sheer number of personal computers in the home, the proliferation of software for education and entertainment purposes, and the ever-increasing amount of services and information accessible on the Internet.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers, computer-related equipment, computer networks, communications systems, telecommunications products, electronic products and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond timely to compete in the rapidly developing marketplace.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Equity Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Equity Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Equity Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. For example, recent proposals would prohibit the distribution of obscene, lascivious or indecent communications on the Internet. The adoption of any such laws could have a material adverse impact on the securities in a Trust.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

Dollar Amount of                             Percent of          Percent of
Transaction of                               Offering            Net Amount
Public Offering Price                        Price               Invested
_______________                              __________          __________
$ 50,000 but less than 100,000               0.25%               0.2506%
$100,000 but less than 250,000               0.50%               0.5025%
$250,000 but less than 500,000               1.00%               1.0101%
$500,000 or more                             2.00%               2.0408%

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. An investor may aggregate purchases of Units of an American Technology Growth Trust and an American Technology Growth & Treasury Trust for purposes of qualifying for volume purchase discounts listed above. The aggregate amount of Units of each Trust purchased will be used to determine the applicable sales charge to be imposed on the purchase of Units of each Trust. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                 AMERICAN TECHNOLOGY GROWTH TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 62-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A
SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

   THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

      AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust

PROSPECTUS                        NOTE: THIS PART THREE PROSPECTUS
Part Three                                   MAY ONLY BE USED WITH
Dated December 30, 1997                      PART ONE AND PART TWO

The Trusts. The Trusts consist of zero coupon U.S. Treasury bonds and common stocks issued by companies in the computer and technology industry. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to protect Unit holders' capital and provide potential capital appreciation and income by investing a portion of each portfolio in zero coupon U.S. Treasury bonds ("Treasury Obligations"), and the remainder of a Trust's portfolio in common stocks issued by companies in the computer and technology industry ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by companies engaged in the computer and technology industry and are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers, computer-related equipment, computer networks, communications systems, telecommunications products, electronic products and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond timely to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Equity Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Equity Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Equity Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. For example, recent proposals would prohibit the distribution of obscene, lascivious or indecent communications on the Internet. The adoption of any such laws could have a material adverse impact on the securities in a Trust.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

Dollar Amount of                                 Percent of          Percent of
Transaction of                                   Offering            Net Amount
Public Offering Price                            Price               Invested
_______________                                  __________          __________
$  100,000 but less than 500,000                 0.60%               0.6036%
$  500,000 but less than 1,000,000               1.30%               1.3171%
$1,000,000 or more                               2.10%               2.1450%

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. An investor may aggregate purchases of Units of an American Technology Growth Trust and an American Technology Growth & Treasury Trust for purposes of qualifying for volume purchase discounts listed above. The aggregate amount of Units of each Trust purchased will be used to determine the applicable sales charge to be imposed on the purchase of Units of each Trust. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their affiliates, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases.

Investors who purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed may purchase Units at the Public Offering Price less the concession the Sponsor typically would allow such broker/dealer. See "Public Offering-How are Units Distributed?" in Part Two of this Prospectus.

      AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

   THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A
SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

   THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                          Financial Data Schedule


                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123 AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1, AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1, AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on December 31, 1997.

                     THE FIRST TRUST SPECIAL SITUATIONS TRUST,
                       SERIES 123
                     AMERICAN FINANCIAL INSTITUTIONS GROWTH
                       TRUST, SERIES 1, AMERICAN TECHNOLOGY
                       GROWTH TRUST, SERIES 1, AMERICAN
                       TECHNOLOGY GROWTH & TREASURY SECURITIES
                       TRUST, SERIES 2
                                    (Registrant)
                     ByNIKE SECURITIES L.P.
                                    (Depositor)


                     By  Robert M. Porcellino
                         Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

Robert D. Van Kampen    Director of       )
                      Nike Securities     )
                        Corporation,      )    December 31, 1997
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
David J. Allen        Director of Nike    )    Attorney-in-Fact**
                  Securities Corporation,
                   the Genral Partner of
                    Nike Securities L.P.

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated December 5, 1997 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Special Situations Trust dated December 26, 1997.



                                        ERNST & YOUNG LLP





Chicago, Illinois
December 24, 1997